CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net cash used in operating activities	$ 21,600,717	$ (14,188,945)	$ (40,755,516)
Net cash used in investing activities	(6,643,839)	(813,007)	(1,747,784)
Net cash provided by financing activities	(22,786,168)	54,337,056	44,036,300
Net change in cash, cash equivalents and restricted cash	(5,814,587)	38,134,036	2,275,397
Cash, cash equivalents and restricted cash at beginning of year	51,098,895	12,964,859	10,689,462
Cash, cash equivalents and restricted cash at end of year	45,284,308	51,098,895	12,964,859
ECMOHO LIMITED
Net cash used in operating activities	(8,381,595)	(567,446)	(165,067)
Net cash used in investing activities		(10,502,538)	(31,816,817)
Net cash provided by financing activities	80,767	54,872,326	31,985,825
Net change in cash, cash equivalents and restricted cash	(8,300,828)	43,802,342	3,941
Cash, cash equivalents and restricted cash at beginning of year	43,806,283	3,941
Cash, cash equivalents and restricted cash at end of year	$ 37,473,282	$ 43,806,283	$ 3,941